Accounts receivable net	12 Months Ended
Dec. 31, 2023
Accounts receivable, net

Note 4: Accounts receivable, net

Accounts receivable, net consisted of the following at December 31,:

	2023	2022
	US$’000	US$’000

Contract receivables	2,864	1,614
Less: allowance for doubtful accounts	-	(28)
	2,864	1,586

The roll-forward of activity in the allowance for doubtful accounts was as follows for the years ended December 31:

	2023	2022
	US$’000	US$’000

Balance at beginning of period	28	30
Less : reversal in allowances	(28)	(2)
Balance at end of period	-	28

The following is an aging analysis of accounts receivable, net at December 31:

	2023	2022
	US$’000	US$’000

Current	1,175	710
Past due
1-30 days	603	477
31-60 days	548	311
61-90 days	341	32
Greater than or equal to 91 days	197	56
	1,689	876
	2,864	1,586

ZHEJIANG TIANLAN
Accounts receivable, net
4.	Accounts receivable, net

Accounts receivable, net consisted of the following at December 31:

	2023	2022
	RMB’000	RMB’000

Contract receivables	157,879	175,792
Less: allowance for doubtful accounts	(29,644)	(40,019)

	128,235	135,773

The roll-forward of activity in the allowance for doubtful accounts was as follows for the years ended December 31:

	2023	2022
	RMB’000	RMB’000

Balance at beginning of year	40,019	42,867
Add: provision for allowances	10,376	822
Less: reversal of provision for doubtful accounts	(677)	(983)
Less: write-off of doubtful accounts	(20,074)	(2,687)

Balance at end of year	29,644	40,019

The following is an aging analysis of accounts receivable, net at December 31:

	2023	2022
	RMB’000	RMB’000

Within 1 year	92,014	111,436
1 year - 2 years	31,499	12,236
2 years - 3 years	3,140	1,437
3 years - 4 years	699	6,132
4 years - 5 years	883	4,532

	128,235	135,773

At December 31, 2023, the accounts receivable, net pledged as security for the Company’s bank loans and third party loans amounted to RMB Nil (2022: RMB Nil).